Performance Management	Sep. 30, 2025
Virtus Duff & Phelps Global Infrastructure Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index, and a style-specific index and composite benchmark that reflect the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The MSCI All Country World Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2019, Q1:	16.31%	Worst Quarter:	2020, Q1:	-21.89%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25)
Performance Table Market Index Changed	Beginning October 1, 2016, the Virtus Global Infrastructure Linked Benchmark consists of the FTSE Developed Core Infrastructure 50/50 Index. For the period September 1, 2008 through September 30, 2016, performance of the Virtus Global Infrastructure Linked Benchmark consists of the MSCI World Infrastructure Sector Capped Index. Prior to September 1, 2008, performance of the Virtus Global Infrastructure Linked Benchmark represents an allocation consisting of 65% MSCI USA/Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI World ex USA/Utilities Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Duff & Phelps Global Infrastructure Fund		12 Months Ended	60 Months Ended	95 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (net) | Average Annual Return, Label [Optional Text]	MSCI All Country World Index (net)
MSCI All Country World Index (net) | Average Annual Return, Percent		22.34%	11.19%	10.12%	11.72%
MSCI All Country World Index (net) | Performance Inception Date				Jan. 30, 2018
FTSE Developed Core Infrastructure 50/50 Index (net) | Average Annual Return, Label [Optional Text]	FTSE Developed Core Infrastructure 50/50 Index (net)
FTSE Developed Core Infrastructure 50/50 Index (net) | Average Annual Return, Percent		14.44%	6.74%	6.15%	7.60%
FTSE Developed Core Infrastructure 50/50 Index (net) | Performance Inception Date				Jan. 30, 2018
Virtus Global Infrastructure Linked Benchmark | Average Annual Return, Label [Optional Text]	Virtus Global Infrastructure Linked Benchmark
Virtus Global Infrastructure Linked Benchmark | Average Annual Return, Percent		14.44%	6.74%	6.15%	7.64%
Virtus Global Infrastructure Linked Benchmark | Performance Inception Date				Jan. 30, 2018
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		9.93%	4.89%		7.08%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		16.47%	6.34%		7.94%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		14.10%	4.61%		6.50%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.32%	4.71%		6.17%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		16.77%	6.52%	6.59%
Class R6 Shares | Performance Inception Date				Jan. 30, 2018

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]

The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The MSCI All Country World Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of developed market infrastructure companies and adjusts the exposure to certain infrastructure subsectors. The constituent weights are 50% Utilities, 30% Transportation (including capping of 7.5% for railroads/railways), and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The FTSE Developed Core Infrastructure 50/50 Index (net) is calculated on a total return basis with net dividends reinvested.

Beginning October 1, 2016, the Virtus Global Infrastructure Linked Benchmark consists of the FTSE Developed Core Infrastructure 50/50 Index. For the period September 1, 2008 through September 30, 2016, performance of the Virtus Global Infrastructure Linked Benchmark consists of the MSCI World Infrastructure Sector Capped Index. Prior to September 1, 2008, performance of the Virtus Global Infrastructure Linked Benchmark represents an allocation consisting of 65% MSCI USA/Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI World ex USA/Utilities Index. The indexes are calculated on a total return basis.The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Duff & Phelps Global Infrastructure Fund | Class I Shares
Prospectus [Line Items]
Bar Chart, Year to Date Return	none
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.31%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus Duff & Phelps Global Real Estate Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The MSCI All Country World Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2024, Q3:	16.79%	Worst Quarter:	2020, Q1:	-24.41%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
Average Annual Total Returns - Virtus Duff & Phelps Global Real Estate Securities Fund		12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (net) | Average Annual Return, Label [Optional Text]	MSCI All Country World Index (net)
MSCI All Country World Index (net) | Average Annual Return, Percent		22.34%	11.19%	12.47%	11.72%
MSCI All Country World Index (net) | Performance Inception Date				Nov. 03, 2016
FTSE EPRA/NAREIT Developed Index (net) | Average Annual Return, Label [Optional Text]	FTSE EPRA/NAREIT Developed Index (net)
FTSE EPRA/NAREIT Developed Index (net) | Average Annual Return, Percent		9.58%	2.76%	3.37%	3.25%
FTSE EPRA/NAREIT Developed Index (net) | Performance Inception Date				Nov. 03, 2016
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		3.20%	2.35%		4.82%
Class C Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class C Shares | Average Annual Return, Percent		8.41%	2.75%		4.63%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		9.50%	3.78%		5.68%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		8.47%	3.04%		4.68%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		5.77%	2.71%		4.14%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		9.63%	4.02%	6.37%
Class R6 Shares | Performance Inception Date				Nov. 03, 2016

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]

The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The MSCI All Country World Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

The FTSE EPRA/NAREIT Developed Index (net) is a free-float market capitalization-weighted index measuring publicly traded equity REITs and listed property companies from developed markets, which meet minimum size and liquidity requirements. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Duff & Phelps Global Real Estate Securities Fund | Class I Shares
Prospectus [Line Items]
Bar Chart, Year to Date Return	none
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.79%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.41%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus Duff & Phelps Real Asset Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The current subadviser commenced providing services for the fund in February 2020 and therefore the returns shown in the table for periods prior to that date reflect the performance of other investment professionals.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	the MSCI World Index (net), replacing the MSCI All Country World Index (net). This change is being made to more closely match the Fund’s regulatory benchmark to its principal investment strategy. The MSCI World Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	12.64%	Worst Quarter:	2020, Q1:	-23.12%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
Average Annual Total Returns - Virtus Duff & Phelps Real Asset Fund		12 Months Ended	47 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (net) | Average Annual Return, Label [Optional Text]	MSCI All Country World Index (net)
MSCI All Country World Index (net) | Average Annual Return, Percent		22.34%	11.05%	11.19%	11.72%
MSCI All Country World Index (net) | Performance Inception Date			Jan. 31, 2022
MSCI World Index (net) | Average Annual Return, Label [Optional Text]	MSCI World Index (net)
MSCI World Index (net) | Average Annual Return, Percent		21.09%	11.60%	12.15%	12.17%
MSCI World Index (net) | Performance Inception Date			Jan. 31, 2022
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		9.54%		8.13%	6.13%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		16.26%		9.64%	7.00%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		15.30%		8.93%	6.34%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.62%		7.39%	5.41%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		16.28%	7.22%
Class R6 Shares | Performance Inception Date			Jan. 31, 2022

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]

Effective June 30, 2025, the regulatory benchmark to which performance of the Fund is compared is the MSCI World Index (net), replacing the MSCI All Country World Index (net). This change is being made to more closely match the Fund’s regulatory benchmark to its principal investment strategy. The MSCI World Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Duff & Phelps Real Asset Fund | Class I Shares
Prospectus [Line Items]
Bar Chart, Year to Date Return	none
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus Duff & Phelps Real Estate Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The FTSE NAREIT Equity REITs Index is a free-float market capitalization index measuring equity tax-qualified REITs, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The FTSE NAREIT Equity REITs Index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2024, Q3:	17.30%	Worst Quarter:	2020, Q1:	-22.95%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Duff & Phelps Real Estate Securities Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FT Wilshire 5000 Index | Average Annual Return, Label [Optional Text]	FT Wilshire 5000 Index
FT Wilshire 5000 Index | Average Annual Return, Percent		17.13%	13.40%	14.45%
FTSE Nareit Equity REITs Index | Average Annual Return, Label [Optional Text]	FTSE Nareit Equity REITs Index
FTSE Nareit Equity REITs Index | Average Annual Return, Percent		2.88%	6.63%	5.70%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		(5.27%)	4.67%	5.10%
Class C Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class C Shares | Average Annual Return, Percent		(0.50%)	5.11%	4.94%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		0.56%	6.14%	5.98%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		(1.39%)	3.59%	2.62%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.81%	4.19%	3.81%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		0.67%	6.44%	6.24%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The FTSE NAREIT Equity REITs Index is a free-float market capitalization index measuring equity tax-qualified REITs, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The FTSE NAREIT Equity REITs Index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Duff & Phelps Real Estate Securities Fund | Class I Shares
Prospectus [Line Items]
Bar Chart, Year to Date Return	none
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.30%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus KAR Developing Markets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2025, Q2:	11.55%	Worst Quarter:	2022, Q2:	-11.68%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
Average Annual Total Returns - Virtus KAR Developing Markets Fund		12 Months Ended	54 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (net) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (net)
MSCI Emerging Markets Index (net) | Average Annual Return, Percent		33.57%	3.49%
MSCI Emerging Markets Index (net) | Performance Inception Date			Jun. 22, 2021
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		19.78%	1.56%
Class A Shares | Performance Inception Date			Jun. 22, 2021
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		27.25%	3.11%
Class I Shares | Performance Inception Date			Jun. 22, 2021
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		26.79%	2.90%
Class I Shares | After Taxes on Distributions | Performance Inception Date			Jun. 22, 2021
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		16.97%	2.58%
Class I Shares | After Taxes on Distributions and Sales | Performance Inception Date			Jun. 22, 2021
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		27.20%	3.16%
Class R6 Shares | Performance Inception Date			Jun. 22, 2021

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus KAR Developing Markets Fund | Class I Shares
Prospectus [Line Items]
Bar Chart, Year to Date Return	none
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.55%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.68%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Virtus KAR Emerging Markets Small-Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	34.75%	Worst Quarter:	2020, Q1:	-20.54%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus KAR Emerging Markets Small-Cap Fund		12 Months Ended	60 Months Ended	77 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (net) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (net)
MSCI Emerging Markets Index (net) | Average Annual Return, Percent		33.57%	4.20%	7.53%	8.42%
MSCI Emerging Markets Index (net) | Performance Inception Date				Aug. 01, 2019
MSCI Emerging Markets Small Cap Index (net) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Small Cap Index (net)
MSCI Emerging Markets Small Cap Index (net) | Average Annual Return, Percent		18.58%	8.43%	10.66%	8.31%
MSCI Emerging Markets Small Cap Index (net) | Performance Inception Date				Aug. 01, 2019
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		7.18%	0.28%		9.02%
Class C Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class C Shares | Average Annual Return, Percent		12.58%	0.68%		8.82%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		13.65%	1.71%		9.91%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		14.02%	1.38%		9.73%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.71%	1.63%		8.50%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		13.82%	1.82%	7.58%
Class R6 Shares | Performance Inception Date				Aug. 01, 2019

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

The MSCI Emerging Markets Small Cap Index (net) is a free float-adjusted market capitalization-weighted index designed to measure small cap equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus KAR Emerging Markets Small-Cap Fund | Class I Shares
Prospectus [Line Items]
Bar Chart, Year to Date Return	none
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	34.75%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus KAR International Small-Mid Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	23.20%	Worst Quarter:	2020, Q1:	-25.53%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus KAR International Small-Mid Cap Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World ex USA Index (net) | Average Annual Return, Label [Optional Text]	MSCI All Country World ex USA Index (net)
MSCI All Country World ex USA Index (net) | Average Annual Return, Percent		32.39%	7.91%	8.41%
MSCI All Country World ex USA SMID Cap Index (net) | Average Annual Return, Label [Optional Text]	MSCI All Country World ex USA SMID Cap Index (net)
MSCI All Country World ex USA SMID Cap Index (net) | Average Annual Return, Percent		30.74%	6.80%	7.87%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		7.68%	(1.20%)	7.89%
Class C Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class C Shares | Average Annual Return, Percent		13.14%	(0.82%)	7.71%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		14.33%	0.19%	8.79%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		13.41%	(0.43%)	8.25%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.24%	0.17%	7.20%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		14.37%	0.29%	8.90%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]

The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

The MSCI All Country World ex USA SMID Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus KAR International Small-Mid Cap Fund | Class I Shares
Prospectus [Line Items]
Bar Chart, Year to Date Return	none
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus Newfleet Core Plus Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	6.81%	Worst Quarter:	2022, Q2:	-5.54%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Newfleet Core Plus Bond Fund		12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	1.65%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date				Nov. 03, 2016
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		2.91%	(0.11%)		2.49%
Class C Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class C Shares | Average Annual Return, Percent		6.17%	(0.09%)		2.11%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		7.26%	0.92%		3.14%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		5.07%	(0.80%)		1.57%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.26%	(0.04%)		1.73%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		7.35%	1.03%	2.85%
Class R6 Shares | Performance Inception Date				Nov. 03, 2016

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Newfleet Core Plus Bond Fund | Class I Shares
Prospectus [Line Items]
Bar Chart, Year to Date Return	none
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.54%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Virtus Newfleet High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	10.90%	Worst Quarter:	2020, Q1:	-14.31%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Newfleet High Yield Fund		12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	1.65%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date				Nov. 03, 2016
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index | Average Annual Return, Percent		8.62%	4.50%	5.54%	6.52%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index | Performance Inception Date				Nov. 03, 2016
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		2.26%	3.41%		5.35%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		6.51%	4.51%		6.04%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		3.48%	1.83%		3.45%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.80%	2.24%		3.50%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		6.63%	4.61%	5.46%
Class R6 Shares | Performance Inception Date				Nov. 03, 2016

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

The Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Newfleet High Yield Fund | Class I Shares
Prospectus [Line Items]
Bar Chart, Year to Date Return	none
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus Newfleet Low Duration Core Plus Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Virtus Newfleet Low Duration Core Plus Bond Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Virtus Low Duration Income Fund, a series of Virtus Insight Trust (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on September 23, 2016. The Predecessor Fund and the Successor Fund have identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables below include the performance of the shares of the Predecessor Fund prior to the Successor Fund’s commencement date.

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a sector-specific broad-based market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The Virtus Newfleet Low Duration Core Plus Bond Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Virtus Low Duration Income Fund, a series of Virtus Insight Trust (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on September 23, 2016. The Predecessor Fund and the Successor Fund have identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables below include the performance of the shares of the Predecessor Fund prior to the Successor Fund’s commencement date.The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	ICE BofA 1-5 Year U.S. Corporate & Government Bond Index (reflects no deduction for fees, expenses or taxes) 6.06% 1.60% 2.19% 2.56% The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	5.06%	Worst Quarter:	2020, Q1:	-3.53%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Newfleet Low Duration Core Plus Bond Fund		12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date				Dec. 19, 2018
ICE BofA 1-5 Year U.S. Corporate & Government Bond Index | Average Annual Return, Label [Optional Text]	ICE BofA 1-5 Year U.S. Corporate & Government Bond Index
ICE BofA 1-5 Year U.S. Corporate & Government Bond Index | Average Annual Return, Percent		6.06%	1.60%	2.56%	2.19%
ICE BofA 1-5 Year U.S. Corporate & Government Bond Index | Performance Inception Date				Dec. 19, 2018
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		3.55%	2.13%		2.47%
Class C Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class C Shares | Average Annual Return, Percent		5.15%	1.83%		1.94%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		6.10%	2.83%		2.95%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		4.12%	1.47%		1.75%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.58%	1.56%		1.73%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		6.17%	2.92%	3.46%
Class R6 Shares | Performance Inception Date				Dec. 19, 2018

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

The ICE BofA 1-5 Year U.S. Corporate & Government Bond Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the US domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 5 years. The index is calculated on a total return basis, is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Newfleet Low Duration Core Plus Bond Fund | Class I Shares
Prospectus [Line Items]
Bar Chart, Year to Date Return	none
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	9.84%	Worst Quarter:	2020, Q1:	-10.63%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Newfleet Multi-Sector Intermediate Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		3.76%	1.81%	3.90%
Class C Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class C Shares | Average Annual Return, Percent		7.04%	1.84%	3.53%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		8.15%	2.87%	4.57%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		5.59%	0.73%	2.55%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.77%	1.23%	2.62%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		8.27%	3.03%	4.71%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class I Shares
Prospectus [Line Items]
Bar Chart, Year to Date Return	none
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.84%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(10.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus Newfleet Multi-Sector Short Term Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	ICE BofA 1-3 Year A-BBB U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) 5.94% 2.53% 2.85% 2.80% The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	6.17%	Worst Quarter:	2020, Q1:	-5.45%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Newfleet Multi-Sector Short Term Bond Fund		12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	1.65%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date				Nov. 03, 2016
ICE BofA 1-3 Year A-BBB U.S. Corporate Index | Average Annual Return, Label [Optional Text]	ICE BofA 1-3 Year A-BBB U.S. Corporate Index
ICE BofA 1-3 Year A-BBB U.S. Corporate Index | Average Annual Return, Percent		5.94%	2.53%	2.80%	2.85%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index | Performance Inception Date				Nov. 03, 2016
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		3.64%	2.18%		2.90%
Class C Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class C Shares | Average Annual Return, Percent		5.70%	2.34%		2.86%
Class C1 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class C1 Shares | Average Annual Return, Percent		5.19%	1.85%		2.38%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		6.06%	2.85%		3.37%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		4.01%	1.30%		1.95%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.55%	1.50%		1.96%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		6.39%	3.02%	3.22%
Class R6 Shares | Performance Inception Date				Nov. 03, 2016

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

The ICE BofA 1-3 Year A-BBB US Corporate Index measures performance of U.S. corporate bond issues rated A1 through BBB3, inclusive (based on an average of Moody’s, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class I Shares
Prospectus [Line Items]
Bar Chart, Year to Date Return	none
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus Newfleet Senior Floating Rate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	9.44%	Worst Quarter:	2020, Q1:	-14.85%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Newfleet Senior Floating Rate Fund		12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	1.65%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date				Nov. 03, 2016
S&P UBS Leveraged Loan Index | Average Annual Return, Label [Optional Text]	S&P UBS Leveraged Loan Index
S&P UBS Leveraged Loan Index | Average Annual Return, Percent		5.94%	6.37%	5.43%	5.78%
S&P UBS Leveraged Loan Index | Performance Inception Date				Nov. 03, 2016
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		1.92%	4.95%		4.36%
Class C Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class C Shares | Average Annual Return, Percent		4.03%	4.75%		3.88%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		5.06%	5.82%		4.92%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		2.05%	3.11%		2.59%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.95%	3.27%		2.74%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		5.17%	5.95%	4.75%
Class R6 Shares | Performance Inception Date				Nov. 03, 2016

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

The S&P UBS Leveraged Loan Index (formerly known as the Credit Suisse Leveraged Loan Index) is a market-weighted index that tracks the investable universe of the U.S. dollar-denominated leveraged loan market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Newfleet Senior Floating Rate Fund | Class I Shares
Prospectus [Line Items]
Bar Chart, Year to Date Return	none
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus Seix Tax-Exempt Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Virtus Seix Tax-Exempt Bond Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Virtus Tax-Exempt Bond Fund, a series of Virtus Insight Trust (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on September 23, 2016. The Predecessor Fund and the Successor Fund have identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables below include the performance of the shares of the Predecessor Fund prior to the Successor Fund’s commencement date.

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index, and a style-specific index and more narrowly-based benchmark that reflect the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The Virtus Seix Tax-Exempt Bond Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Virtus Tax-Exempt Bond Fund, a series of Virtus Insight Trust (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on September 23, 2016. The Predecessor Fund and the Successor Fund have identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables below include the performance of the shares of the Predecessor Fund prior to the Successor Fund’s commencement date.The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	ICE BofA 1-22 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses or taxes) 4.65% 1.15% 2.33% The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4:	5.74%	Worst Quarter:	2022, Q1:	-5.57%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Seix Tax-Exempt Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
ICE BofA 1-22 Year U.S. Municipal Securities Index | Average Annual Return, Label [Optional Text]	ICE BofA 1-22 Year U.S. Municipal Securities Index
ICE BofA 1-22 Year U.S. Municipal Securities Index | Average Annual Return, Percent		4.65%	1.15%	2.33%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		1.10%	(0.14%)	1.43%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		4.21%	0.67%	1.97%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		4.21%	0.65%	1.91%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.75%	1.12%	2.13%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

The ICE BofA 1-22 Year US Municipal Securities Index is a subset of the ICE BofA US Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Seix Tax-Exempt Bond Fund | Class I Shares
Prospectus [Line Items]
Bar Chart, Year to Date Return	none
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.74%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.57%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Virtus SGA Emerging Markets Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Virtus SGA Emerging Markets Equity Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Virtus Emerging Markets Opportunities Fund, a series of Virtus Insight Trust (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on September 23, 2016. The Predecessor Fund and the Successor Fund have identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables below include the performance of the shares of the Predecessor Fund prior to the Successor Fund’s commencement date.

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The current subadviser commenced providing services for the fund in December 2023 and therefore the returns shown in the table for periods prior to that date reflect the performance of other investment professionals.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The Virtus SGA Emerging Markets Equity Fund, a series of Virtus Opportunities Trust (“Successor Fund”), is the successor of the Virtus Emerging Markets Opportunities Fund, a series of Virtus Insight Trust (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on September 23, 2016. The Predecessor Fund and the Successor Fund have identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables below include the performance of the shares of the Predecessor Fund prior to the Successor Fund’s commencement date.The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	17.91%	Worst Quarter:	2020, Q1:	-23.64%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus SGA Emerging Markets Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (net) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (net)
MSCI Emerging Markets Index (net) | Average Annual Return, Percent		33.57%	4.20%	8.42%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		14.50%	(5.65%)	1.65%
Class C Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class C Shares | Average Annual Return, Percent		20.41%	(5.25%)	1.52%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		21.42%	(4.30%)	2.54%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		21.04%	(5.29%)	1.92%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		13.22%	(3.13%)	2.12%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		21.73%	(4.06%)	2.75%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus SGA Emerging Markets Equity Fund | Class I Shares
Prospectus [Line Items]
Bar Chart, Year to Date Return	none
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020